Schedule of tax expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Tax Expense
- Current	$ 155,860	$ 287,228	$ 284,103	$ 182,879
- Under provision in prior period	688	4,738	4,686	(719)
Tax expense	$ 156,548	$ 291,966	$ 288,789	$ 182,160